Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Income (Loss)	6 Months Ended
	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares
OPERATING REVENUES
Total operating revenues	¥ 264,759,505	$ 38,270,552	¥ 434,311,150
COST OF REVENUES
Total cost of revenues	(183,777,430)	(26,564,726)	(350,033,949)
GROSS PROFIT	80,982,075	11,705,826	84,277,201
OPERATING EXPENSES
Selling expenses	(1,813,101)	(262,081)	(3,802,016)
General and administrative expenses	(14,802,510)	(2,139,679)	(20,966,832)
Research and development expenses	(92,239,461)	(13,333,063)	(70,005,160)
Stock compensation expenses	(3,101,853)	(448,368)	(3,107,461)
Total operating expenses	(111,956,925)	(16,183,191)	(97,881,469)
LOSS FROM OPERATIONS	(30,974,850)	(4,477,365)	(13,604,268)
OTHER INCOME (EXPENSE)
Investment (expenses) income	6,143,263	887,999	(25,088,662)
income from unconsolidated subsidiary			1,760,445
Interest income	6,753,965	976,275	419,778
Finance expenses, net	(971,799)	(140,472)	(1,852,020)
Other income, net	617,655	89,281	2,803,655
Gain from disposal of equity interest in unconsolidated subsidiary	47,975	6,935	373,651
Total other (expenses) income, net	12,591,059	1,820,018	(21,583,153)
LOSS BEFORE INCOME TAXES	(18,383,791)	(2,657,347)	(35,187,421)
BENEFIT OF (PROVISION FOR) INCOME TAXES
Current	(42,705)	(6,173)	(286,789)
Deferred			1,023,038
Total benefit of (provision for) income tax	(42,705)	(6,173)	736,249
NET LOSS	(18,426,496)	(2,663,520)	(34,451,172)
Less: Net income (loss) attributable to non-controlling interests	(16,231,959)	(2,346,303)	5,492,061
NET LOSS ATTRIBUTABLE TO WIMI HOLOGRAM CLOUD, INC.	(2,194,537)	(317,217)	(39,943,233)
NET LOSS	(18,426,496)	(2,663,520)	(34,451,172)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	28,083,062	4,059,361	29,875,750
COMPREHENSIVE LOSS	9,656,566	1,395,841	(4,575,422)
Less: Comprehensive loss attributable to non-controlling interests	(16,386,082)	(2,368,581)	(1,920,831)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO WIMI HOLOGRAM CLOUD, INC.	¥ 26,042,648	$ 3,764,422	¥ (2,654,591)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic (in Shares)	172,438,073	172,438,073	172,153,615
Diluted (in Shares)	172,438,073	172,438,073	172,153,615
LOSS PER SHARE
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.01)	$ 0	¥ (0.23)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.01)	$ 0	¥ (0.23)
AR entertainment
OPERATING REVENUES
Total operating revenues | ¥			¥ 1,451,556
COST OF REVENUES
Total cost of revenues			(344,493)
Semiconductor business
OPERATING REVENUES
Total operating revenues	9,935,513	1,436,162	156,848,405
COST OF REVENUES
Total cost of revenues	(9,894,059)	(1,430,170)	(144,510,487)
AR advertising
OPERATING REVENUES
Total operating revenues	254,823,992	36,834,390	276,011,189
COST OF REVENUES
Total cost of revenues	¥ (173,883,371)	$ (25,134,556)	¥ (205,178,969)